N-2 - USD ($)				2 Months Ended	3 Months Ended
		Nov. 22, 2024	Sep. 30, 2024	Nov. 21, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key		0001782524
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Entity Registrant Name		MORGAN STANLEY DIRECT LENDING FUND
Entity Address, Address Line One		1585 Broadway, 23rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10036
City Area Code		212
Local Phone Number		761-4000
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	% (1)
Offering expenses	—	% (2)
Dividend reinvestment plan expenses	None	% (3)
Total stockholder transaction expenses	—%
(1)
In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission).

(2)
The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.

(3)	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “ Dividend Reinvestment Plan .”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock):
Base management fee	1.86	% (4)
Incentive fees	2.37	% (5)
Interest payments on borrowed funds	6.43	% (6)
Other expenses	0.50	% (7)

Total annual expenses	11.16%

(4)
Our base management fee is calculated at an annual rate of 1.0% of our average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. The base management fee reflected in the table above is annualized and based on actual amounts incurred under the Investment Advisory Agreement for the nine months ended September 30, 2024 at a rate of 1.0%. The Investment Adviser has agreed to its right to receive the base management fee in excess of 0.75% the average value of the Company’s gross assets at the end of the two most recently completed calendar quarters for the Waiver Period. For the avoidance of doubt, the fee waiver is not reflected in the table above. For purposes of this table, the SEC requires the base management fee to be calculated by determining the ratio that the base management fee bears to our net assets attributable to common stock rather than our gross assets as set forth in the Investment Advisory Agreement. See “
Management Agreements
.
”

(5)
Our incentive fee consists of two parts. The first part is determined and paid quarterly based on our pre-incentive
fee net investment income and the second part is determined and payable in arrears based on net capital gains as of the end of each calendar year or upon termination of the Investment Advisory Agreement. The table reflects each incent ive
fee calculated at a rate of 17.5% based on actual amounts incurred under the Investment Advisory Agreement for the nine months ended September 30, 2024. Similar to the waiver referenced in footnote (4) above, the Adviser has agreed to waive its right to receive each component of the incentive fee above 15% during the Waiver Period. This fee waiver is not reflected in the table above. See “
Management Agreements
.”

(6)
Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our actual interest and credit facility expenses incurred for the nine months ended September 30, 2024, which includes the impact of interest rate swaps. For the nine months ended September 30, 2024, our average borrowings outstanding was $1,614.4 million and our weighted average effective interest rate for total debt outstanding was 7.00%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
See
“
Description of our Preferred Stock.
”

(7)
“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is based on actual amounts incurred during the nine months ended September 30, 2024, annualized for a full year. See “
Management Agreements
.”

Management Fees [Percent]	[4]	1.86%
Interest Expenses on Borrowings [Percent]	[5]	6.43%
Incentive Fees [Percent]	[6]	2.37%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.50%
Total Annual Expenses [Percent]		11.16%
Expense Example [Table Text Block]
Example
The
following
example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses remain at the levels set forth in the table above, except for the incentive fee based on income.
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains) (1)	$86	$249	$400	$729
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$94	$270	$430	$769

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)
Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the fees and expenses that an investor in shares of our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, our stockholders will indirectly bear such fees or expenses as our investors.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]
“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is based on actual amounts incurred during the nine months ended September 30, 2024, annualized for a full year. See “
Management Agreements
.”

Management Fee not based on Net Assets, Note [Text Block]
Our base management fee is calculated at an annual rate of 1.0% of our average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. The base management fee reflected in the table above is annualized and based on actual amounts incurred under the Investment Advisory Agreement for the nine months ended September 30, 2024 at a rate of 1.0%. The Investment Adviser has agreed to its right to receive the base management fee in excess of 0.75% the average value of the Company’s gross assets at the end of the two most recently completed calendar quarters for the Waiver Period. For the avoidance of doubt, the fee waiver is not reflected in the table above. For purposes of this table, the SEC requires the base management fee to be calculated by determining the ratio that the base management fee bears to our net assets attributable to common stock rather than our gross assets as set forth in the Investment Advisory Agreement. See “
Management Agreements
.
”

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
SENIOR SECURITIES
Information about our senior securities is shown as of the dates indicated in the below table which is derived from our consolidated financial statements and related notes. Information about our senior securities should be read in conjunction with our audited and unaudited consolidated financial statements and related notes thereto and the section titled “
Management’s Discussion and Analysis of Financial Condition and Results of Operations
” included in our most recent Annual Report on Form
10-K
and Quarterly Reports on Form
10-Q,
as well as any amendments reflected in subsequent filings with the SEC.

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Liquidating Preference per Unit (3)	Average Market Value per Unit
	($in thousands)	($in thousands)
2025 Notes
September 30, 2024 (unaudited)	$275,000	2,000	—	N/A	(4)
December 31, 2023	$275,000	2,146	—	N/A	(4)
December 31, 2022	$275,000	1,912	—	N/A	(4)
2027 Notes
September 30, 2024 (unaudited)	$425,000	2,000	—	N/A	(4)
December 31, 2023	$425,000	2,146	—	N/A	(4)
December 31, 2022	$425,000	1,912	—	N/A	(4)
2029 Notes
September 30, 2024 (unaudited)	$350,000	2,000	—	N/A	(4)
Truist Credit Facility
September 30, 2024 (unaudited)	$545,987	2,000	—	N/A	(4)
December 31, 2023	$520,263	2,146	—	N/A	(4)
December 31, 2022	$432,254	1,912	—	N/A	(4)
December 31, 2021	$476,000	1,951	—	N/A	(4)
BNP Funding Facility
September 30, 2024 (unaudited)	$246,000	2,000	—	N/A	(4)
December 31, 2023	$282,000	2,146	—	N/A	(4)
December 31, 2022	$400,000	1,912	—	N/A	(4)
December 31, 2021	$463,500	1,951	—	N/A	(4)
December 31, 2020	$0	—	—	N/A	(4)
CIBC Subscription Facility
September 30, 2024 (unaudited)	$—	—	—	N/A	(4)
December 31, 2023	$—	—	—	N/A	(4)
December 31, 2022	$—	—	—	N/A	(4)
December 31, 2021	$310,350	1,951	—	N/A	(4)
December 31, 2020	$333,850	1,903	—	N/A	(4)
December 31, 2019	$0	—	—	N/A	(4)

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading on a stock exchange.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to achieve attractive risk-adjusted returns via current income and, to a lesser extent, capital appreciation by investing primarily in directly originated senior secured term loans issued by U.S. middle-market companies in which private equity sponsors have a controlling equity stake in the portfolio company. For the purposes of this prospectus, “middle-market companies” refers to companies that, in general, generate annual earnings before interest, taxes, depreciation and amortization, or EBITDA, in the range of approximately $15 million to $200 million, although not all of our portfolio companies will meet this criterion.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. Before you invest in our securities, you should carefully consider various risks described in the section titled “
Risk Factors
” in our most recent Annual Report on Form
10-K,
as well as in subsequent filings with the SEC that are incorporated by reference into this prospectus in their entirety, together with other information in this prospectus, the documents incorporated by reference, and any prospectus supplement and free writing prospectus that we may authorize for use in connection with this offering. The risks set out in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of these risks occur, our business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, our net asset value and the trading price of our common stock could decline, and you may lose all or part of your investment. The risk factors described in these documents are the principal risk factors associated with an investment in us as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to ours.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
Our common stock began trading on January 24, 2024 and is currently traded on The New York Stock Exchange under the symbol “MSDL”. The following table sets forth: (i) the net asset value per share of our common stock as of the applicable period end, (ii) the range of high and low closing sale prices of our common stock as reported on The New York Stock Exchange during the applicable period, (iii) the closing high and low sale prices as a percentage of net asset value and (iv) the dividends and distributions per share of our common stock declared during the applicable period. Our shares of common stock have historically traded at prices both above and below our net asset value per share. It is not possible to predict whether shares of our common stock will trade at, above or below our net asset value in the future. See “Risk Factors.”

Period	NAV (1)	Closing Sales Price		Premium of High Sales Price (2)	Premium (Discount) of Low Sales Price to NAV (2)	Dividends and Distributions Declared (3)
		High	Low

Fiscal year ending December 31, 2024
Fourth quarter (through November 21, 2024)	*	20.63	19.56	*	*	$0.50
Third quarter	$20.83	$23.47	$19.33	12.7%	(7.2)%	$0.50
Second quarter	$20.83	$24.13	$20.87	15.8%	0.2%	$0.50
First quarter	$20.67	$22.53	$19.63	9.0%	(5.0)%	$0.70	(4)(5)
Fiscal year ending December 31, 2023
Fourth quarter	$20.67	N/A	N/A	N/A	N/A	$0.60
Third quarter	$20.57	N/A	N/A	N/A	N/A	$0.60
Second quarter	$20.15	N/A	N/A	N/A	N/A	$0.57
First quarter	$19.93	N/A	N/A	N/A	N/A	$0.50
Fiscal year ending December 31, 2022
Fourth quarter	$19.81	N/A	N/A	N/A	N/A	$0.50
Third quarter	$20.00	N/A	N/A	N/A	N/A	$0.47
Second quarter	$20.32	N/A	N/A	N/A	N/A	$0.47
First quarter	$20.82	N/A	N/A	N/A	N/A	$0.48

(1)
Net Asset Value, or NAV, per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price divided by the quarter-end NAV.
(3)	Represents the dividend or distribution declared in the relevant quarter.
(4)	Includes a special distribution of $0.10 per share payable on October 25, 2024 to holders of record of common stock as of August 5, 2024.
(5)	Includes a special distribution of $0.10 per share payable on January 24, 2025 to holders of record of common stock as of November 4, 2024.
*	NAV has not yet been calculated for this period.
The last reported price for our common stock on November 21, 2024 was $20.63 per share. As of November 21, 2024, we had 6,522 stockholders of record, which did not include stockholders for whom shares are held in “nominee” or “street name”.
Shares of BDCs may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount or premium to NAV is separate and distinct from the risk that our NAV will decrease.

Lowest Price or Bid				$ 19.56	$ 19.33	$ 20.87	$ 19.63
Highest Price or Bid				$ 20.63	$ 23.47	$ 24.13	$ 22.53
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8]				12.70%	15.80%	9.00%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8]				(7.20%)	0.20%	(5.00%)
NAV Per Share	[9]		$ 20.83		$ 20.83	$ 20.83	$ 20.67	$ 20.67	$ 20.57	$ 20.15	$ 19.93	$ 19.81	$ 20	$ 20.32	$ 20.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description of our capital stock is based on relevant portions of the Delaware General Corporation Law, or DGCL, and on our Certificate of Incorporation and Bylaws. This summary is not necessarily complete, and we refer you to the DGCL and our Certificate of Incorporation and Bylaws, forms of which are incorporated by reference to the exhibits to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below.
Our authorized stock currently consists of 100,000,000 shares of common stock, par value $0.001 per share, and 1,000,000 shares of preferred stock, par value $0.001 per share. Our common stock is traded on The New York Stock Exchange under the ticker symbol “MSDL.” There are no outstanding options or warrants to purchase shares of our common stock. No stock has been authorized for issuance under any equity compensation plan. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.
The following are our outstanding classes of securities as of September 30, 2024:

Title of Class	(2) Amount authorized	(3) Amount held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts shown Under Column (3)
Common Stock	100,000,000	—	89,008,972
All shares of our common stock have equal rights as to earnings, assets, dividends and other distributions and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of assets legally available therefrom. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares are not able to elect any directors.

Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of assets legally available therefrom.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares are not able to elect any directors.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by federal and state securities laws or by contract.
Long Term Debt [Table Text Block]		DESCRIPTION OF OUR DEBT SECURITIES
Outstanding Securities [Table Text Block]
The following are our outstanding classes of securities as of September 30, 2024:

Title of Class	(2) Amount authorized	(3) Amount held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts shown Under Column (3)
Common Stock	100,000,000	—	89,008,972

Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Held [Shares]			89,008,972
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1585 Broadway, 23rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10036
Contact Personnel Name		Jeffrey S. Levin
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
Share Price				$ 20.63
NAV Per Share			$ 20.83		$ 20.83
You would pay the following expenses on a 1,000 common stock investment, assuming a 5 annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[10]	$ 94
Expense Example, Years 1 to 3	[10]	270
Expense Example, Years 1 to 5	[10]	430
Expense Example, Years 1 to 10	[10]	769
You would pay the following expenses on a 1,000 common stock investment, assuming a 5 annual return (none of which is subject to the incentive fee based on capital gains) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[11]	86
Expense Example, Years 1 to 3	[11]	249
Expense Example, Years 1 to 5	[11]	400
Expense Example, Years 1 to 10	[11]	$ 729
2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]		$ 275,000,000		$ 275,000,000			$ 275,000,000				$ 275,000,000
Senior Securities Coverage per Unit	[13]		$ 2,000,000		$ 2,000,000			$ 2,146,000				$ 1,912,000
Preferred Stock Liquidating Preference	[14]		$ 0		$ 0			$ 0				$ 0
2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]		$ 425,000,000		$ 425,000,000			$ 425,000,000				$ 425,000,000
Senior Securities Coverage per Unit	[13]		$ 2,000,000		$ 2,000,000			$ 2,146,000				$ 1,912,000
Preferred Stock Liquidating Preference	[14]		$ 0		$ 0			$ 0				$ 0
2029 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]		$ 350,000,000		$ 350,000,000
Senior Securities Coverage per Unit	[13]		$ 2,000,000		$ 2,000,000
Preferred Stock Liquidating Preference	[14]		$ 0		$ 0
Truist Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]		$ 545,987,000		$ 545,987,000			$ 520,263,000				$ 432,254,000				$ 476,000,000
Senior Securities Coverage per Unit	[13]		$ 2,000,000		$ 2,000,000			$ 2,146,000				$ 1,912,000				$ 1,951,000
Preferred Stock Liquidating Preference	[14]		$ 0		$ 0			$ 0				$ 0				$ 0
BNP Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]		$ 246,000,000		$ 246,000,000			$ 282,000,000				$ 400,000,000				$ 463,500,000	$ 0
Senior Securities Coverage per Unit	[13]		$ 2,000,000		$ 2,000,000			$ 2,146,000				$ 1,912,000				$ 1,951,000	$ 0
Preferred Stock Liquidating Preference	[14]		$ 0		$ 0			$ 0				$ 0				$ 0	$ 0
CIBC Subscription Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]		$ 0		$ 0			$ 0				$ 0				$ 310,350,000	$ 333,850,000	$ 0
Senior Securities Coverage per Unit	[13]		$ 0		$ 0			$ 0				$ 0				$ 1,951,000	$ 1,903,000	$ 0
Preferred Stock Liquidating Preference	[14]		$ 0		$ 0			$ 0				$ 0				$ 0	$ 0	$ 0

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
[2]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	Our base management fee is calculated at an annual rate of 1.0% of our average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. The base management fee reflected in the table above is annualized and based on actual amounts incurred under the Investment Advisory Agreement for the nine months ended September 30, 2024 prior to the waiver by the Adviser of its right to receive the base management fee in excess of 0.75% of the average value of the Company’s gross assets at the end of the two most recently completed calendar quarters for the Waiver Period. For the avoidance of doubt, the fee waiver is not reflected in the table above. For purposes of this table, the SEC requires the base management fee to be calculated by determining the ratio that the base management fee bears to our net assets attributable to common stock rather than our gross assets as set forth in the Investment Advisory Agreement. See “Management Agreements.”
[5]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our actual interest and credit facility expenses incurred for the nine months ended September 30, 2024, which includes the impact of interest rate swaps. For the nine months ended September 30, 2024, our average borrowings outstanding was $1,614.4 million and our weighted average effective interest rate for total debt outstanding was 7.00%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act. See “Description of our Preferred Stock.”
[6]	Our incentive fee consists of two parts. The first part is determined and paid quarterly based on our pre-incentive fee net investment income and the second part is determined and payable in arrears based on net capital gains as of the end of each calendar year or upon termination of the Investment Advisory Agreement. The table reflects each incentive fee calculated at a rate of 17.5%. Similar to the waiver referenced in footnote (4) above, the Adviser has agreed to waive its right to receive each component of the incentive fee above 15% during the Waiver Period. This fee waiver is not reflected in the table above. See “Management Agreements.”
[7]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is based on actual amounts incurred during the nine months ended September 30, 2024, annualized for a full year. See “Management Agreements.”
[8]	Calculated as of the respective high or low closing sales price divided by the quarter-end NAV.
[9]	Net Asset Value, or NAV, per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[10]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.
[11]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[12]	Total amount of each class of senior securities outstanding at the end of the period presented.
[13]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[14]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.